Share-based compensation - Disclosure of deferred and restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	435,505	414,278
Number of units, granted	35,310	70,440
Number of units reinvested dividends	3,056	4,578
Number of units, settled	(141,570)	(42,095)
Number of units, forfeited	0	(11,696)
Number of units, end of period	332,301	435,505
Number of units, vested	296,872	381,246
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	742,202	717,105
Number of units, granted	342,340	308,000
Number of units reinvested dividends	6,608	8,247
Number of units, settled	(301,155)	(272,160)
Number of units, forfeited	0	(18,990)
Number of units, end of period	789,995	742,202
Number of units, vested	0	0